Commitments under leases- Operating (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Commitments under leases
Minimum future lease payments	R 26,091	R 21,373
Property, plant and equipment
Commitments under leases
Minimum future lease payments	23,275	18,414
Property, plant and equipment | Within one year
Commitments under leases
Minimum future lease payments	2,068	1,316
Property, plant and equipment | One to five years
Commitments under leases
Minimum future lease payments	5,863	4,009
Property, plant and equipment | More than five years
Commitments under leases
Minimum future lease payments	R 15,344	13,089
Corporate office building
Commitments under leases
Lease contract term (in years)	20 years
Lease renewal term (in years)	5 years
Pipeline
Commitments under leases
Lease contract term (in years)	16 years
Lease renewal term (in years)	3 years
Water Supply Agreement
Commitments under leases
Minimum future lease payments	R 2,816	2,959
Lease contract term (in years)	20 years
Water Supply Agreement | Within one year
Commitments under leases
Minimum future lease payments	R 171	144
Water Supply Agreement | One to five years
Commitments under leases
Minimum future lease payments	847	777
Water Supply Agreement | More than five years
Commitments under leases
Minimum future lease payments	R 1,798	R 2,038